UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22041

Gabelli 787 Fund, Inc.
(Exact name of registrant as specified in charter)

One Corporate Center Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

John C. Ball Gabelli Funds, LLC One Corporate Center Rye, New York 10580-1422
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-422-3554

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Gabelli Enterprise Mergers and Acquisitions Fund

Semiannual Report — April 30, 2024

To Our Shareholders,

For the six months ended April 30, 2024, the net asset value (NAV) total return per Class A Share of the Gabelli Enterprise Mergers and Acquisitions Fund was 8.0% compared with a total return of 21.0% for the Standard & Poor’s (S&P) 500 Index. The performance of the ICE BofA 3 Month U.S. Treasury Bill Index for the six months ended April 30, 2024 was 2.7%. Other classes of shares are available. See page 3 for additional performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of April 30, 2024.

Investment Objective and Strategy (Unaudited)

The Fund's primary investment objective is capital appreciation. Under normal circumstances, the Fund intends to invest primarily in equity securities of companies believed to be likely acquisition targets within twelve to eighteen months. The Fund also may engage in arbitrage transactions by investing in the equity securities of companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spinoffs, liquidations, and other corporate reorganizations.

Performance Discussion (Unaudited)

Global announced mergers and acquisitions (M&A) transactions totaled nearly $900 billion in the fourth quarter of 2023. Noteworthy transactions announced in the fourth quarter included Exxon Mobil’s agreement to acquire Pioneer Natural Resources for nearly $60 billion, Chevron’s acquisition of Hess Corp for $52.5 billion, and Japan-based, Nippon Steel winning a bidding war for United States Steel Corp for a total deal value of $12 billion.

A total of $798 billion M&A activity was announced on a global basis in the first quarter of 2024; an increase of 38% year-over-year. Within the U.S., $485 billion of transactions were entered into, a 78% increase versus the same period a year ago. Domestic M&A accounted for more than 60% of global activity, the largest percentage since the first quarter of 1989. Activity outside the U.S. totaled $312 billion, a slight increase year-over-year, but a 22% sequential decline relative to the fourth quarter of 2023.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

The Federal Trade Commission (FTC) continued its watchful eye on deals in the first three months of the year, requesting additional information from merging parties across the energy and healthcare sectors. Companies continue to monitor the heightened regulatory environment prior to entering into transactions and are drafting strong merger agreements to protect themselves in the event of regulatory delays.

Done Deals:

MDC Holdings (no longer held at April 30, 2024) is a home builder operating in 34 markets across 16 states in the U.S. The company agreed to be acquired by Japan based Sekisui House for $63 cash per share, or a total deal value of $4.8 billion on January 18. The deal required U.S. antitrust clearance and approval by MDC shareholders. The deal closed on April 19.

Kaman Corp (not held) entered into an agreement to be acquired by private equity firm, Arcline Investment Management for $46 cash per share or a total deal value of $1.3 billion on January 19. The company produces and manufactures highly engineered components for the aerospace and defense sector, in addition to its heavy lift K-MAX manned helicopter and development of its KARGO UAV. The transaction closed on April 19, following the approval of German and U.S. antitrust clearances and an affirmative vote by shareholders.

Mirati Therapeutics (not held) on October 8, 2023 entered into an agreement with Bristol-Myers Squibb where BMY would acquire the oncology company for $58 cash per share, plus an additional $12 contingent value right (CVR) for future drug milestones. The transaction closed on January 23 after receiving final regulatory approvals.

Thank you for your investment in The Gabelli Enterprise Mergers & Acquisitions Fund.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund's portfolio manager and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through April 30, 2024 (a)(b) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance returns for periods of less than one year are not annualized.

						Since
						Inception
	Six Months	1 Year	5 Year	10 Year	15 Year	(2/28/01)
Class A (EMAAX)	8.02%	3.78%	1.79%	2.69%	5.26%	3.83%
With sales charge (c)	(0.54)	(4.45)	0.12	1.85	4.69	3.46
Class AAA (EAAAX) (d)	8.06	3.75	1.85	2.83	5.41	3.93
Class C (EMACX)	7.61	2.96	1.09	2.05	4.64	3.23
With contingent deferred sales charge (e)	6.61	1.96	1.09	2.05	4.64	3.23
Class Y (EMAYX)	8.51	4.70	2.46	3.26	5.82	4.35
S&P 500 Index (f)	20.98	22.66	13.19	12.41	14.61	8.29
ICE BofA 3 Month U.S. Treasury Bill Index (f)	2.66	5.36	2.07	1.42	0.98	1.61

(a)	The Fund’s fiscal year ends on October 31.

(b)	The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.

(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	The Class A Share NAVs are used to calculate the performance for the periods prior to the issuance of Class AAA Shares on February 26, 2010. The actual performance for the Class AAA Shares would have been higher due to lower expenses associated with this share class.

(e)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(f)	The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. The ICE BofA 3 Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into the outstanding Treasury Bill that matures closest to, but not beyond three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the rebalancing (month end) date. You cannot invest directly in an index.

In the current prospectuses dated February 28, 2024, the Fund’s gross expense ratios are 1.84%, 1.84%, 2.59%, and 1.59% for the Class AAA, A, C, and Y Shares, respectively, and the net expense ratio for Class Y Shares after contractual reimbursements by the Adviser is 1.01%. See page 12 for the expense ratios for the six months ended April 30, 2024. Class AAA and Class Y Shares have no sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

Gabelli Enterprise Mergers and Acquisitions Fund
Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from November 1, 2023 through April 30, 2024	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	11/01/23	04/30/24	Ratio	Period *
The Gabelli Enterprise Mergers and Acquisitions Fund
Actual Fund Return
Class AAA	$1,000.00	$1,080.60	1.91%	$9.88
Class A	$1,000.00	$1,080.20	1.91%	$9.88
Class C	$1,000.00	$1,076.10	2.66%	$13.73
Class Y	$1,000.00	$1,085.10	1.02%	$5.29
Hypothetical 5% Return
Class AAA	$1,000.00	$1,015.37	1.91%	$9.57
Class A	$1,000.00	$1,015.37	1.91%	$9.57
Class C	$1,000.00	$1,011.64	2.66%	$13.30
Class Y	$1,000.00	$1,019.79	1.02%	$5.12

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of April 30, 2024:

Gabelli Enterprise Mergers and Acquisitions Fund

Long Positions
Energy and Utilities	15.8%
Health Care	14.0%
Telecommunications	7.2%
Building and Construction	7.0%
Diversified Industrial	6.7%
Computer Software and Services	6.4%
Entertainment	5.6%
U.S. Government Obligations	5.0%
Financial Services	4.6%
Food and Beverage	4.1%
Wireless Communications	3.9%
Retail	3.4%
Metals and Mining	2.7%
Business Services	2.2%
Broadcasting	2.0%
Machinery	1.9%
Cable and Satellite	1.4%
Consumer Products	1.4%
Electronics	1.3%
Hotels and Gaming	1.0%
Automotive	0.7%
Specialty Chemicals	0.5%
Materials	0.4%
Communications Equipment	0.3%
Media	0.3%
Semiconductors	0.2%
Real Estate	0.2%
Equipment and Supplies	0.2%
Publishing	0.1%
Closed-End Funds	0.1%
Aerospace and Defense	0.1%
Consumer Services	0.1%
Containers and Packaging	0.1%
Other Assets and Liabilities (Net)	(0.1)%
Short Positions

Energy and Utilities	(0.4)%
Building and Construction	(0.3)%
Metals and Mining	(0.1)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments — April 30, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 95.1%
	Aerospace and Defense — 0.1%
1,000	Ducommun Inc.†	$57,168	$54,090
	Automotive — 0.7%
20,000	Iveco Group NV	119,446	251,966
30,000	Pinewood Technologies Group plc	239,964	124,830
		359,410	376,796
	Broadcasting — 2.0%
22,000	Sinclair Inc.	433,618	270,600
56,000	TEGNA Inc.	1,096,624	763,840
		1,530,242	1,034,440
	Building and Construction — 7.0%
1,200	Carrier Global Corp.	17,373	73,788
1,500	Lennar Corp., Cl. B	108,926	210,585
1,800	Masonite International Corp.†	233,808	238,590
11,510	Nobility Homes Inc.	168,049	387,024
3,900	Skyline Champion Corp.†	19,456	292,461
9,400	Vulcan Materials Co.	370,168	2,421,722
		917,780	3,624,170
	Business Services — 2.2%
3,400	Applus Services SA	36,327	46,009
230,000	Clear Channel Outdoor Holdings Inc.†	654,510	319,700
75,000	Dawson Geophysical Co.	173,675	126,000
2,000	eWork Group AB	16,512	26,061
2,200	McGrath RentCorp.	264,961	234,652
4,000	SP Plus Corp.†	205,059	204,240
20,000	Wincanton plc	158,318	151,195
		1,509,362	1,107,857
	Cable and Satellite — 1.4%
3,500	Liberty Broadband Corp., Cl. A†	15,669	175,455
3,500	Liberty Broadband Corp., Cl. C†	94,710	174,055
3,000	Liberty Media Corp.-Liberty Formula One, Cl. A†	7,186	186,810
3,000	Liberty Media Corp.-Liberty Formula One, Cl. C†	9,110	209,910
		126,675	746,230
	Communications Equipment — 0.3%
5,000	Digi International Inc.†	47,689	153,300
	Computer Software and Services — 6.4%
68,000	Everbridge Inc.†	2,314,830	2,363,000
800	Fiserv Inc.†	66,855	122,136
26,500	HireRight Holdings Corp.†	368,416	378,950
200	Model N Inc.†	5,985	5,930
Shares		Cost	Market Value
6,000	Playtech plc†	$52,349	$39,736
700	Rockwell Automation Inc.	150,184	189,672
20,000	Stratasys Ltd.†	310,115	194,400
		3,268,734	3,293,824
	Consumer Products — 1.4%
4,500	Bang & Olufsen A/S†	12,186	6,143
8,000	Capri Holdings Ltd.†	426,588	283,840
11,500	iRobot Corp.†	400,221	98,440
30,000	Snap One Holdings Corp.†	317,400	317,400
		1,156,395	705,823
	Consumer Services — 0.1%
4,000	Adevinta ASA†	41,353	40,834
	Containers and Packaging — 0.1%
10,000	Ardagh Metal Packaging SA	36,408	39,500
	Diversified Industrial — 6.7%
500	Haynes International Inc.	29,760	30,075
6,500	Hexcel Corp.	341,416	417,365
110,000	Myers Industries Inc.(a)	1,802,172	2,409,000
550,000	Schmitt Industries Inc.†(b)	16,610	17,050
3,000	Target Hospitality Corp.†	33,121	33,375
15,000	Tredegar Corp.	134,250	95,700
7,000	United States Steel Corp.	331,802	255,500
45,000	Velan Inc.	263,173	197,436
		2,952,304	3,455,501
	Electronics — 1.3%
300	MKS Instruments Inc.	28,156	35,694
60,000	Vizio Holding Corp., Cl. A†	666,865	636,000
		695,021	671,694
	Energy and Utilities — 15.8%
5,000	Alerion Cleanpower SpA	13,708	93,380
125,000	Alvopetro Energy Ltd.	347,695	435,841
1,000	Avangrid Inc.	38,750	36,530
22,000	Avista Corp.	887,383	791,560
11,300	ChampionX Corp.	435,780	379,341
3,000	Encavis AG†	55,402	54,107
34,000	Endesa SA	932,255	620,470
13,297	Energy Transfer LP	109,924	209,162
78,000	Equitrans Midstream Corp.	883,769	1,055,340
1,680	Exxon Mobil Corp.	178,658	198,694
2,500	Green Plains Inc.†	58,750	51,675
30,000	Greenvolt-Energias Renovaveis SA†	269,981	265,733
160,000	Gulf Coast Ultra Deep Royalty Trust	94,045	2,067
1,800	Hess Corp.	239,716	283,482
2,500	KLX Energy Services Holdings Inc.†	14,337	16,575
1,200	National Fuel Gas Co.	64,536	63,720

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — April 30, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
8,000	Northwestern Energy Group Inc.	$221,528	$403,520
9,004	ONEOK Inc.	590,875	712,396
19,000	PNM Resources Inc.	887,603	704,140
9,000	Portland General Electric Co.	435,314	389,070
25,000	Severn Trent plc	694,348	770,660
1,500	Southwest Gas Holdings Inc.	70,160	111,930
20,000	Southwestern Energy Co.†	138,129	149,800
10,000	UGI Corp.	382,806	255,600
3,000	US Silica Holdings Inc.†	46,839	46,290
		8,092,291	8,101,083
	Entertainment — 5.6%
22,000	Atlanta Braves Holdings Inc., Cl. A†	556,434	887,480
2,000	Atlanta Braves Holdings Inc., Cl. C†	69,321	74,860
2,000	Endeavor Group Holdings Inc., Cl. A	52,035	52,820
48,000	Fox Corp., Cl. B(a)	1,812,673	1,376,640
100,000	IMAX China Holding Inc.	121,412	90,378
128	Liberty Media Corp.-Liberty Live, Cl. A†	162	4,590
128	Liberty Media Corp.-Liberty Live, Cl. C†	175	4,777
10,000	Manchester United plc, Cl. A†	183,947	162,000
20,000	MultiChoice Group†	127,123	127,983
11,000	Warner Bros Discovery Inc.†	63,399	80,960
		2,986,681	2,862,488
	Equipment and Supplies — 0.2%
20,000	DS Smith plc.	100,403	87,568
	Financial Services — 4.6%
800	Brookfield Asset Management Ltd., Cl. A	28,564	30,552
3,200	Brookfield Corp.	128,512	128,384
17,500	Cadence Bank.	492,550	484,225
2,566	CNFinance Holdings Ltd., ADR†	6,265	4,747
7,500	Fanhua Inc., ADR†	59,210	24,000
2,319	First Bank	29,131	27,086
15,300	First Horizon Corp.	277,515	228,276
654	LCNB Corp.	9,682	9,222
500	National Western Life Group Inc., Cl. A	239,999	244,410
27,000	Navient Corp.	253,412	405,540
Shares		Cost	Market Value
7,684	Shore Bancshares Inc.	$127,051	$79,529
1,500	SouthState Corp.	101,474	113,550
13,000	Synovus Financial Corp.	455,304	465,270
400	Topdanmark AS.	11,380	16,689
3,000	Vericity Inc.†	33,390	34,020
2,200	Webster Financial Corp.	57,162	96,426
		2,310,601	2,391,926
	Food and Beverage — 4.1%
186,428	Carrols Restaurant Group Inc.	1,766,657	1,774,794
3,000	Flowers Foods Inc.	7,113	74,820
12,000	GrainCorp. Ltd., Cl. A	137,408	66,620
10,000	Primo Water Corp.	146,627	188,700
		2,057,805	2,104,934
	Health Care — 13.8%
20,000	Agiliti Inc.†	197,800	203,000
7,500	Alpine Immune Sciences Inc.†	484,652	484,425
2,300	Amedisys Inc.†	208,889	211,715
7,000	Axonics Inc.†	480,535	465,990
1,200	Bio-Rad Laboratories Inc., Cl. A†	116,459	323,700
3,600	Catalent Inc.†	213,651	201,060
44,000	Cerevel Therapeutics Holdings Inc.†	1,819,064	1,879,240
1,000	Deciphera Pharmaceuticals Inc.†	25,239	25,270
6,000	Fusion Pharmaceuticals Inc.†	125,450	128,580
4,000	Globus Medical Inc., Cl. A†	208,998	199,160
7,000	Grifols SA, ADR†	46,970	45,010
100	ICU Medical Inc.†	6,058	9,792
11,000	Idorsia Ltd.†	137,591	21,659
1,000	Illumina Inc.†	67,837	123,050
2,000	Landos Biopharma Inc.†	43,383	44,620
2,000	MorphoSys AG†	144,272	141,297
7,000	Novonesis (Novozymes) B	285,433	389,217
27,500	Olink Holding AB, ADR†	686,449	633,325
21,200	Perrigo Co. plc	754,723	692,392
5,820	QIAGEN NV.	270,234	246,361
2,200	QuidelOrtho Corp.†	128,639	89,210
4,000	TherapeuticsMD Inc.†	39,483	7,520
48,000	Viatris Inc.	636,391	555,360
		7,128,200	7,120,953
	Hotels and Gaming — 1.0%
2,000	Ryman Hospitality Properties Inc., REIT	91,246	210,960
8,000	Vista Outdoor Inc.†	233,031	280,720
		324,277	491,680

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — April 30, 2024 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Machinery — 1.9%
25,000	CFT SpA†(c)	$138,180	$122,728
50,000	CNH Industrial NV	403,524	570,000
10,000	The L.S. Starrett Co., Cl. A†	158,000	161,100
4,800	Valmet Oyj	153,919	120,175
		853,623	974,003
	Materials — 0.3%
1,500	Rogers Corp.†	202,333	178,635
	Media — 0.3%
40,000	The E.W. Scripps Co., Cl. A†	528,577	150,400
	Metals and Mining — 2.3%
37,000	Alamos Gold Inc., Cl. A	462,209	544,270
4,257	Kinross Gold Corp.	22,197	27,459
6,600	Newmont Corp.	252,440	268,224
15,000	Pan American Silver Corp.	210,417	276,650
100,000	Sierra Metals Inc.†	121,116	60,000
		1,068,379	1,176,603
	Publishing — 0.1%
6,000	Lee Enterprises Inc.†	97,023	74,280
	Real Estate — 0.2%
1,000	Apartment Income REIT Corp.	38,450	38,380
5,000	Corem Property Group AB, Cl. B	11,505	3,754
3,000	Healthcare Realty Trust Inc., REIT	56,710	42,690
30,000	Trinity Place Holdings Inc.†	85,764	4,200
		192,429	89,024
	Retail — 3.4%
6,500	Albertsons Companies Inc., Cl. A	150,567	132,600
2,000	Hibbett Inc.	172,040	172,480
8,000	Macy's Inc.	160,571	147,440
120,000	Sportsman's Warehouse Holdings Inc.†	1,279,532	384,000
2,000	Tod's SpA†	93,020	91,822
27,500	Village Super Market Inc., Cl. A	628,016	769,175
12,400	Yamada Holdings Co. Ltd.	36,458	35,435
		2,520,204	1,732,952
	Semiconductors — 0.2%
500	Silicon Motion Technology Corp., ADR	37,111	36,905
1,000	Tower Semiconductor Ltd.†	28,898	32,870
10,000	Transphorm Inc.†	47,700	48,000
		113,709	117,775
Shares		Cost	Market Value
	Specialty Chemicals — 0.5%
8,200	Mativ Holdings Inc.	$144,781	$149,732
13,500	SGL Carbon SE†	174,028	96,961
		318,809	246,693
	Telecommunications — 7.2%
34,000	Juniper Networks Inc.	1,266,458	1,183,880
200,000	Koninklijke KPN NV	605,309	727,404
45,000	Liberty Global Ltd., Cl. A†	1,109,741	715,275
20,000	Liberty Latin America Ltd., Cl. A†	165,478	151,000
12,000	Liberty Latin America Ltd., Cl. C†	110,478	90,480
7,000	Orange Belgium SA†	133,090	105,333
11,000	Parrot SA†	39,889	25,826
1,000	Rogers Communications Inc., Cl. B	2,955	37,470
60,000	Spirent Communications plc	153,732	145,972
125,000	Telefonica Deutschland Holding AG	321,059	313,223
32,000	Telesat Corp.†	385,823	232,000
		4,294,012	3,727,863
	Wireless Communications — 3.9%
38,000	Millicom International Cellular SA, SDR†	936,196	782,730
380,321	NII Holdings Inc., Escrow†	129,309	133,113
9,000	Telephone and Data Systems Inc.	117,502	140,850
25,500	United States Cellular Corp.†	707,411	927,180
		1,890,418	1,983,873
	TOTAL COMMON STOCKS	47,778,315	48,916,792
	CLOSED-END FUNDS — 0.1%
30,000	Altaba Inc., Escrow†	0	71,250

	RIGHTS — 0.7%
	Health Care — 0.2%
6,700	ABIOMED Inc., CVR†	0	11,725
52,000	Adamas Pharmaceuticals Inc., CVR†	0	2,600
52,000	Adamas Pharmaceuticals Inc., CVR†	0	2,600
20,000	Akouos Inc., CVR†	0	15,000
4,000	Albireo Pharma Inc., CVR†	0	9,000
13,000	Ambit Biosciences Corp., CVR†(c)	0	0
56,000	Chinook Therapeutics Inc., CVR†	0	22,400
4,000	CinCor Pharma Inc., CVR†	0	12,000
10,000	Decibel Therapeutics Inc., CVR†	0	7,500

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — April 30, 2024 (Unaudited)

Shares		Cost	Market Value
	RIGHTS (Continued)
	Health Care (Continued)
28,000	Epizyme Inc., CVR†	$0	$560
5,000	Flexion Therapeutics Inc., CVR†	0	3,250
30,000	Gracell Biotechnologies Inc., CVR†	0	1,200
30,000	Icosavax Inc., CVR†	0	9,000
75,000	Innocoll, CVR†(c)	45,000	0
14,000	Ipsen SA/Clementia, CVR†(c)	18,900	0
15,000	Mirati Therapeutics Inc., CVR†	0	7,500
11,000	Ocera Therapeutics, CVR†	2,970	688
3,000	Opiant Pharmaceuticals Inc., CVR†	0	1,500
50,000	Orchard Therapeutics plc, CVR†	0	4,000
100,000	Paratek Pharmaceuticals Inc., CVR†	0	2,000
2,000	Prevail Therapeutics Inc., CVR†	0	400
2,000	Radius Health Inc., CVR†	0	200
500	Sigilon Therapeutics Inc., CVR†	0	3,775
7,000	Tobira Therapeutics Inc., CVR†(c)	420	0
		67,290	116,898
	Materials — 0.1%
17,500	Resolute Forest Products Inc., CVR†	0	35,000
	Metals and Mining — 0.4%
10,000	Kinross Gold Corp., CVR†(c)	0	0
400,000	Pan American Silver Corp., CVR†	92,000	204,040
		92,000	204,040
	TOTAL RIGHTS	159,290	355,938
	WARRANTS — 0.0%
	Business Services — 0.0%
6	Internap Corp., expire 05/08/24†(c)	0	3,912
Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 5.0%
$2,590,000	U.S. Treasury Bills,
	5.313% to 5.320%††, 07/18/24 to 07/25/24	$2,559,310	$2,559,305

	TOTAL INVESTMENTS BEFORE SECURITIES SOLD SHORT — 100.9%	$50,496,915	51,907,197
	SECURITIES SOLD SHORT — (0.8)%
	(Proceeds received $353,099)		(431,374)
	Other Assets and Liabilities (Net) — (0.1)%		(54,412)
	NET ASSETS — 100.0%		$51,421,411

Shares		Proceeds	Market Value
	SECURITIES SOLD SHORT — (0.8)%
	Building and Construction — (0.3)%
1,000	Lennar Corp., Cl. A	$93,612	$151,620
	Energy and Utilities — (0.4)%
400	EQT Corp.	13,686	16,036
1,680	Exxon Mobil Corp.	184,854	198,694
		198,540	214,730
	Metals and Mining — (0.1)%
1,600	Newmont Corp.	60,947	65,024
	TOTAL SECURITIES SOLD SHORT(d)	$353,099	$431,374

(a)	Securities, or a portion thereof, with a value of $2,820,960 were deposited with the broker as collateral for securities sold short.
(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	At April 30, 2024, these proceeds are being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Statement of Assets and Liabilities

April 30, 2024 (Unaudited)

Assets:
Investments in securities, at value (cost $50,480,305)	$51,890,147
Investments in affiliates, at value (cost $16,610)	17,050
Foreign currency, at value (cost $120)	120
Deposit at brokers for securities sold short	170,147
Receivable for investments sold	6,500
Receivable for Fund shares sold	1,158
Receivable from Adviser	12,892
Dividends and interest receivable	295,890
Prepaid expenses	13,394
Total Assets	52,407,298
Liabilities:
Securities sold short, at value (proceeds $353,099)	431,374
Payable to bank	1,231
Payable for investments purchased	391,394
Payable for Fund shares redeemed	2,037
Payable for investment advisory fees	39,828
Payable for accounting fees	7,500
Payable for distribution fees	6,750
Payable for chief compliance officer compensation.	890
Payable for shareholder communications	62,641
Dividends payable on securities sold short	499
Other accrued expenses	41,743
Total Liabilities	985,887
Net Assets
(applicable to 3,544,862 shares outstanding)	$51,421,411
Net Assets Consist of:
Paid-in capital	$50,445,779
Total distributable earnings	975,632
Net Assets	$51,421,411

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($3,701,448 ÷ 260,169 shares outstanding; 100,000,000 shares authorized).	$14.23
Class A:
Net Asset Value and redemption price per share ($21,488,316 ÷ 1,542,563 shares outstanding; 200,000,000 shares authorized).	$13.93
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$14.78
Class C:
Net Asset Value and offering price per share ($1,822,051 ÷ 150,682 shares outstanding; 100,000,000 shares authorized)	$12.09	(a)
Class Y:
Net Asset Value, offering, and redemption price per share ($24,409,596 ÷ 1,591,448 shares outstanding; 100,000,000 shares authorized).	$15.34

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended April 30, 2024 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $11,857)	$622,225
Interest	94,631
Total Investment Income	716,856
Expenses:
Investment advisory fees	251,315
Distribution fees - Class AAA	4,763
Distribution fees - Class A	27,812
Distribution fees - Class C	11,328
Shareholder communications expenses	34,515
Legal and audit fees	31,911
Registration expenses	31,394
Directors’ fees	27,663
Accounting fees	22,500
Shareholder services fees	19,139
Custodian fees	10,973
Dividend expense on securities sold short	5,232
Chief compliance officer compensation	1,233
Interest expense	399
Service fees for securities sold short (See Note 2)	155
Miscellaneous expenses	10,545
Total Expenses	490,877
Less:
Expense reimbursements (See Note 3)	(81,044)
Expenses paid indirectly by broker (See Note 6)	(1,071)
Total Credits and Reimbursements	(82,115)
Net Expenses	408,762
Net Investment Income	308,094
Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Forward Foreign Exchange Contracts, and Foreign Currency:
Net realized gain on investments - unaffiliated	821,631
Net realized loss on securities sold short	(10,971)
Net realized loss on investments - affiliated	(135)
Net realized gain on forward foreign exchange contracts	17,770
Net realized loss on foreign currency transactions	(1,332)

Net realized gain on investments, securities sold short, forward foreign exchange contracts, and foreign currency transactions	826,963
Net change in unrealized appreciation/depreciation:
on investments - unaffiliated	3,306,954
on investments - affiliated	440
on securities sold short	(72,678)
on foreign currency translations	3,007

Net change in unrealized appreciation/depreciation on investments, securities sold short, and foreign currency translations	3,237,723
Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Forward Foreign Exchange Contracts, and Foreign Currency	4,064,686
Net Increase in Net Assets Resulting from Operations	$4,372,780

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Operations:
Net investment income	$308,094	$323,443
Net realized gain on investments, securities sold short, forward foreign exchange contracts, and foreign currency transactions	826,963	1,062,341
Net change in unrealized appreciation/depreciation on investments, securities sold short, and foreign currency translations	3,237,723	(2,108,735)
Net Increase/(Decrease) in Net Assets Resulting from Operations	4,372,780	(722,951)

Distributions to Shareholders:
Accumulated earnings
Class AAA	(92,601)	(26,115)
Class A	(541,560)	(167,670)
Class C	(58,242)	(24,836)
Class Y	(779,917)	(246,717)
Total Distributions to Shareholders	(1,472,320)	(465,338)

Capital Share Transactions:
Class AAA	(389,666)	(1,264,684)
Class A	(1,677,516)	(3,798,227)
Class C	(871,926)	(1,417,837)
Class Y	(2,244,791)	(6,361,505)
Net Decrease in Net Assets from Capital Share Transactions	(5,183,899)	(12,842,253)
Redemption Fees	180	—
Net Decrease in Net Assets	(2,283,259)	(14,030,542)
Net Assets:
Beginning of year	53,704,670	67,735,212
End of period	$51,421,411	$53,704,670

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended October 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)(d)(e)		Portfolio Turnover Rate
Class AAA
2024(f)	$13.48	$0.05	$1.04	$1.09	$—	$(0.34)	$(0.34)	$0.00	$14.23	8.06%	$3,701	0.77	%(g)	1.91	%(g)	78%
2023	13.86	0.02	(0.31)	(0.29)	—	(0.09)	(0.09)	—	13.48	(2.11)	3,878	0.18		1.84		171
2022	16.48	(0.04)	(1.51)	(1.55)	—	(1.07)	(1.07)	0.00	13.86	(10.07)	5,257	(0.24)		1.71		160
2021	13.83	(0.03)	2.68	2.65	—	—	—	0.00	16.48	19.16	6,553	(0.21)		1.69		173
2020	14.47	(0.01)	(0.35)	(0.36)	—	(0.28)	(0.28)	0.00	13.83	(2.60)	4,565	(0.07)		1.73		150
2019	14.75	0.01	0.47	0.48	(0.08)	(0.68)	(0.76)	0.00	14.47	3.54	5,697	0.06		1.50		195
Class A
2024(f)	$13.20	$0.05	$1.01	$1.06	$—	$(0.33)	$(0.33)	$0.00	$13.93	8.02%	$21,488	0.76	%(g)	1.91	%(g)	78%
2023	13.57	0.02	(0.30)	(0.28)	—	(0.09)	(0.09)	—	13.20	(2.09)	21,957	0.17		1.84		171
2022	16.15	(0.03)	(1.48)	(1.51)	—	(1.07)	(1.07)	0.00	13.57	(10.02)	26,334	(0.23)		1.71		160
2021	13.56	(0.03)	2.62	2.59	—	—	—	0.00	16.15	19.10	32,286	(0.20)		1.69		173
2020	14.22	(0.04)	(0.34)	(0.38)	—	(0.28)	(0.28)	0.00	13.56	(2.79)	27,976	(0.26)		1.91		150
2019	14.49	(0.02)	0.47	0.45	(0.04)	(0.68)	(0.72)	0.00	14.22	3.39	34,529	(0.14)		1.70		195
Class C
2024(f)	$11.50	$(0.01)	$0.89	$0.88	$—	$(0.29)	$(0.29)	$0.00	$12.09	7.61%	$1,822	(0.10	)%(g)	2.66	%(g)	78%
2023	11.92	(0.07)	(0.27)	(0.34)	—	(0.08)	(0.08)	—	11.50	(2.89)	2,564	(0.60)		2.59		171
2022	14.41	(0.13)	(1.29)	(1.42)	—	(1.07)	(1.07)	0.00	11.92	(10.65)	4,056	(0.99)		2.46		160
2021	12.19	(0.13)	2.35	2.22	—	—	—	0.00	14.41	18.21	6,753	(0.95)		2.44		173
2020	12.88	(0.09)	(0.32)	(0.41)	—	(0.28)	(0.28)	0.00	12.19	(3.33)	7,683	(0.77)		2.48		150
2019	13.22	(0.09)	0.43	0.34	—	(0.68)	(0.68)	0.00	12.88	2.86	16,154	(0.68)		2.25		195
Class Y
2024(f)	$14.56	$0.13	$1.11	$1.24	$(0.09)	$(0.37)	$(0.46)	$0.00	$15.34	8.51%	$24,410	1.65	%(g)	1.02	%(g)(h)	78%
2023	14.87	0.15	(0.34)	(0.19)	(0.02)	(0.10)	(0.12)	—	14.56	(1.30)	25,307	1.00		1.01	(h)	171
2022	17.53	0.08	(1.61)	(1.53)	(0.06)	(1.07)	(1.13)	0.00	14.87	(9.37)	32,088	0.48		1.02	(h)	160
2021	14.66	0.08	2.83	2.91	(0.04)	—	(0.04)	0.00	17.53	19.87	46,562	0.45		1.04	(h)	173
2020	15.28	0.04	(0.38)	(0.34)	—	(0.28)	(0.28)	0.00	14.66	(2.33)	41,698	0.24		1.47	(h)	150
2019	15.53	0.05	0.50	0.55	(0.12)	(0.68)	(0.80)	0.00	15.28	3.86	73,999	0.30		1.25		195

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(d)	The Fund incurred interest expense during all years presented. For the six months ended April 30, 2024 and the years ended October 31, 2022 and 2021, if interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.90%, 1.70%, and 1.69% (Class AAA), 1.90%, 1.70%, and 1.69% (Class A), 2.65%, 2.45%, and 2.44% (Class C), and 1.02%, 1.01%, and 1.03% (Class Y). For the years ended October 31, 2023, 2020, and 2019, there was no impact on the expense ratios.
(e)	The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2021, and 2020 would have been 1.89%, 1.84%, 1.65%, and 1.59% (Class AAA), 1.89%, 1.84%, 1.66%, and 1.77% (Class A), 2.64%, 2.59%, 2.41%, and 2.34% (Class C), 1.00%, 1.01%, 1.00%, and 1.33% (Class Y). For the years ended October 31, 2022 and 2019, there was no impact on the expense ratios.
(f)	For the six months ended April 30, 2024, unaudited.
(g)	Annualized.
(h)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed certain Class Y expenses to the Fund. For the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, and 2020, these reimbursements amounted to $81,044, $171,717, $180,664, $167,545, and $8,086, respectively. Without these reimbursements, the operating expenses would have been 1.66%, 1.59%, 1.46%, 1.44%, and 1.47%, respectively.

See accompanying notes to financial statements.

The Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited)

1.  Organization. The Gabelli Enterprise Mergers and Acquisitions Fund, the sole series of the Gabelli 787 Fund, Inc. (the Corporation), is incorporated in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). Its primary objective is capital appreciation. The Fund commenced investment operations on February 28, 2001.

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of April 30, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 04/30/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Building and Construction	$3,237,146	$387,024	—	$3,624,170
Business Services	956,662	151,195	—	1,107,857
Diversified Industrial	3,438,451	17,050	—	3,455,501
Machinery	851,275	—	$122,728	974,003
Telecommunications	3,414,640	313,223	—	3,727,863
Wireless Communications	1,850,760	133,113	—	1,983,873
Other Industries (b)	34,043,525	—	—	34,043,525
Total Common Stocks	47,792,459	1,001,605	122,728	48,916,792
Closed-End Funds	—	71,250	—	71,250
Rights (b)	204,040	151,898	0	355,938
Warrants (b)	—	—	3,912	3,912
U.S. Government Obligations	—	2,559,305	—	2,559,305
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$47,996,499	$3,784,058	$126,640	$51,907,197
LIABILITIES (Market Value):
Common Stocks Sold Short (b)	$(431,374)	—	—	$(431,374)
TOTAL INVESTMENTS – LIABILITIES	$(431,374)	—	—	$(431,374)

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.

(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended April 30, 2024, the Fund did not have material transfers into or out of Level 3. The Fund’s policy is to recognize transfers among levels as of the beginning of the reporting period.

At April 30, 2024, the total value of Level 3 for the Fund was less than 1% of total net assets.

The Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended April 30, 2024, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent

The Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s derivative contracts held at April 30, 2024, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on forward foreign exchange contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. The Fund’s volume of activity in forward foreign exchange contracts during the six months ended April 30, 2024 had an average monthly notional amount of approximately $1,202,549.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

The Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Sold Short. The Fund entered into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short and details of collateral at April 30, 2024 are reflected within the Schedule of Investments. For the six months ended April 30, 2024, the Fund incurred $155 in service fees related to its investment positions sold short and held by the broker. These amounts are included in the Statement of Operations under Expenses, Service fees for securities sold short.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At April 30, 2024, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

The Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains as determined under GAAP. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the tax treatment of currency gains and losses, and sale of investments in partnerships. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended October 31, 2023 was as follows:

Distributions paid from:
Ordinary income	$45,009
Net long term capital gains	420,329
Total distributions paid	$465,338

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized depreciation at April 30, 2024:

	Cost/ (Proceeds)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$51,576,363	$7,919,293	$(8,019,833)	$(100,540)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended April 30, 2024, the Fund did not incur any income tax, interest, or penalties. As of April 30, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

The Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

3.  Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at annual rates as follows:

First $1 Billion	0.935%
Next $1 Billion	0.910%
Next $3 Billion	0.885%
Next $5 Billion	0.860%
Thereafter	0.835%

In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses of Class Y to the extent necessary to maintain Class Y’s total operating expenses (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least September 30, 2024 at no more than 1.00% of the value of its average daily net assets. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 1.00% of the value of the Fund’s average daily net assets. During the period ended April 30, 2024, the Adviser reimbursed certain expenses in the amount of $81,044. At April 30, 2024, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $433,425:

For the fiscal year ended October 31, 2022, expiring October 31, 2024	$180,664
For the fiscal year ended October 31, 2023, expiring October 31, 2025	171,717
For the six months ended April 30, 2024, expiring October 31, 2026	81,044
$433,425

4.  Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class Y Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly. Class Y Shares do not participate in the Plan and pay no distribution fees.

5.  Portfolio Securities. Purchases and sales of securities during the six months ended April 30, 2024, other than short term securities and U.S. Government obligations, aggregated $39,750,538 and $44,094,134, respectively.

6.  Transactions with Affiliates and Other Arrangements. During the six months ended April 30, 2024, the Fund paid $16,947 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $215 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended April 30, 2024, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during the period was $1,071.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended April 30, 2024, the Fund accrued $22,500 in connection with the cost of computing the Fund's NAV.

As per the approval of the Board, the Fund is allocated a portion of the chief compliance officer’s cost. For the six months ended April 30, 2024, the Fund paid or accrued $1,233 in chief compliance officer compensation in the Statement of Operations.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7.  Line of Credit. The Fund participates in an unsecured line of credit, which expires on February 26, 2025 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At April 30, 2024, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for the three days of borrowings during the six months ended April 30, 2024 was $105,333 with a weighted average interest rate of 6.58%. The maximum amount borrowed at any time during the six months ended April 30, 2024 was $188,000.

8.  Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class Y Shares. Class AAA and Class Y Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended April 30, 2024 and the fiscal year ended October 31, 2023, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	1,903	$26,776	32,973	$469,780
Shares issued upon reinvestment of distributions	6,466	92,601	1,897	26,115
Shares redeemed	(35,897)	(509,043)	(126,405)	(1,760,579)
Net decrease	(27,528)	$(389,666)	(91,535)	$(1,264,684)
Class A
Shares sold	55,314	$769,555	105,183	$1,452,083
Shares issued upon reinvestment of distributions	32,132	450,820	10,586	142,802
Shares redeemed	(208,679)	(2,897,891)	(392,018)	(5,393,112)
Net decrease	(121,233)	$(1,677,516)	(276,249)	$(3,798,227)
Class C
Shares sold	1,445	$17,294	4,872	$58,430
Shares issued upon reinvestment of distributions	4,725	57,693	2,085	24,663
Shares redeemed	(78,454)	(946,913)	(124,321)	(1,500,930)
Net decrease	(72,284)	$(871,926)	(117,364)	$(1,417,837)
Class Y
Shares sold	69,152	$1,047,281	55,498	$832,132
Shares issued upon reinvestment of distributions	49,520	762,605	16,377	241,886
Shares redeemed	(265,819)	(4,054,677)	(491,277)	(7,435,523)
Net decrease	(147,147)	$(2,244,791)	(419,402)	$(6,361,505)

9.  Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended April 30, 2024 is set forth below:

	Market Value at October 31, 2023	Purchases	Sales Proceeds	Realized Loss	Change In Unrealized Appreciation	Market Value at April 30, 2024	Dividend Income	Percent Owned of Shares
Schmitt Industries Inc.*†	$—	$—	$620	$(135)	$440	$17,050	$—	14.20%

† Non-income producing security.

* As of the beginning of the period, the entity was not considered an affiliate.

The Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

10.  Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11.  Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the 1940 Act), contemplates that the Board of Directors (the Board) of Gabelli Enterprise Mergers and Acquisitions Fund (the Fund), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not interested persons of the Fund, as defined in the 1940 Act (the Independent Board Members), are required annually to review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the Advisory Agreement) with Gabelli Funds, LLC (the Adviser) for the Fund.

More specifically, at a meeting held on February 12, 2024, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

1) The nature, extent, and quality of services provided by the Adviser.

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, and overseeing all of the Fund’s third party service providers as well as providing general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services under the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser paid for all compensation of officers and Board Members of the Fund that are affiliated with the Adviser and that the Adviser further provided services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries (“Participating Organizations”). The Board Members evaluated these factors based on their direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged BNY, at the Adviser’s expense, to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided were reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year, and that the quality of service continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v)  the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

Gabelli Enterprise Mergers and Acquisitions Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

2) The performance of the Fund and the Adviser.

The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared to its Broadridge peer group of other the SEC registered funds, and against the Fund’s broad based securities market benchmark as reflected in the Fund’s prospectus and annual report. The Board Members considered the Fund’s one-, three-, five-, and ten-year average annual total return for the periods ended December 31, 2023. The peer groups considered by the Board Members were a group of other comparable funds prepared by the Adviser (the “Adviser Peer Group”) and a group prepared by Broadridge comprised of the Fund and all retail and institutional alternative event driven funds, regardless of asset size or primary channel of distribution (the “Broadridge Peer Group”). The Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was above the median for the one-, five- and ten-year periods and below the median for the three-year period as measured against the Adviser Peer Group. Against the Broadridge Peer Group the Board Members noted that the Fund’s performance was in the second quintile for the one- and ten-year periods and in the third quintile for the three- and five-year periods. The Board Members concluded that the Fund’s performance was reasonable in comparison to that of the Adviser Peer Group and the Broadridge Peer Group.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3)  The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund to similar expense ratios of the Adviser Peer Group and similar expense ratios of the Broadridge Peer Group. The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Adviser Peer Group and Broadridge Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of the total expense ratio, with respect to the Adviser Peer Group and Broadridge Peer Group. The Board Members noted that the Fund’s advisory fee ratio and total expense ratio were below the median when compared to those of the Broadridge Peer Group.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other RICs or accounts with similar investment objectives, noting that the fees charged by the Adviser were the same or lower, than the fees charged to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in

Gabelli Enterprise Mergers and Acquisitions Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

connection with its profitability. In this regard, the Board Members reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2023. The Board Members considered one analysis for the Adviser with respect to its profitability as a whole, and a second analysis for the Adviser with respect to the profitability of its advisory relationship with the Fund. With respect to the Fund-specific profitability analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under both analyses was not excessive.

4)  The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5) Other Factors.

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from its management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager’s Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management, Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli 787 Fund, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	July 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	July 5, 2024

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	July 5, 2024

* Print the name and title of each signing officer under his or her signature.